Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Income
Loans	$ 14,099	$ 13,120	$ 11,788
Loans held for sale	162	165	144
Investment securities	2,893	2,616	2,232
Other interest income	340	272	182
Total interest income	17,494	16,173	14,346
Interest Expense
Deposits	2,855	1,869	1,041
Short-term borrowings	360	378	141
Long-term debt	1,227	1,007	784
Total interest expense	4,442	3,254	1,966
Net interest income	13,052	12,919	12,380
Provision for credit losses	1,504	1,379	1,390
Net interest income after provision for credit losses	11,548	11,540	10,990
Noninterest Income
Credit and debit card revenue	1,413	1,401	1,289
Corporate payment products revenue	664	644	575
Merchant processing services	1,601	1,531	1,486
Trust and investment management fees	1,673	1,619	1,522
Deposit service charges	909	1,070	1,035
Treasury management fees	578	594	618
Commercial products revenue	934	895	954
Mortgage banking revenue	874	720	834
Investment products fees	186	188	173
Realized securities gains (losses), net	73	30	57
Other	926	910	774
Total noninterest income	9,831	9,602	9,317
Noninterest Expense
Compensation	6,325	6,162	5,746
Employee benefits	1,286	1,231	1,134
Net occupancy and equipment	1,123	1,063	1,019
Professional services	454	407	419
Marketing and business development	426	429	542
Technology and communications	1,095	978	903
Postage, printing and supplies	290	324	323
Other intangibles	168	161	175
Other	1,618	1,709	2,529
Total noninterest expense	12,785	12,464	12,790
Income before income taxes	8,594	8,678	7,517
Applicable income taxes	1,648	1,554	1,264
Net income	6,946	7,124	6,253
Net (income) loss attributable to noncontrolling interests	(32)	(28)	(35)
Net income attributable to U.S. Bancorp	6,914	7,096	6,218
Net income applicable to U.S. Bancorp common shareholders	$ 6,583	$ 6,784	$ 5,913
Earnings per common share	$ 4.16	$ 4.15	$ 3.53
Diluted earnings per common share	$ 4.16	$ 4.14	$ 3.51
Average common shares outstanding	1,581	1,634	1,677
Average diluted common shares outstanding	1,583	1,638	1,683